SCHEDULE 14A
(Rule 14a-101)
INFORMATION REQUIRED IN PROXY STATEMENT

                    SCHEDULE 14A INFORMATION
   Proxy Statement Pursuant to Section 14(a) of the Securities
            Exchange Act of 1934 (Amendment No. ___ )
Filed by the Registrant [ X ]
Filed by a Party other than the Registrant [   ]

Check the appropriate box:
[  ]Preliminary Proxy Statement   [ ]Confidential, for Use of
the
                                 Commission Only (as permitted
by
                                        Rule 14a-6(e)(2))
[ X ]Definitive Proxy Statement
[    ]Definitive Additional Materials
[    ]Soliciting Material Pursuant to Rule 14a-11(c) or Rule
14a-12

                            TOSCO CORPORATION



        (Name of Registrant as Specified in Its Charter)





(Name of Person(s) Filing Proxy Statement, if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):

[ X ]$125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or
14a-6(i)(2) or Item 22(a)(2) of Schedule 14A.

[    ]$500 per each party to the controversy pursuant to
Exchange Act Rule 14a-6(i)(3).

[    ]Fee computed on table below per Exchange Act Rules
14a-6(i)(4) and 0-11.

     1) Title of each class of securities to which transaction applies:

     2) Aggregate number of securities to which transaction applies:

     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

     4)   Proposed maximum aggregate value of transaction:

     5)   Total fee paid:

[    ]Fee paid previously with preliminary materials.

[    ]Check box if any part of the fee is offset as provided by
Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule
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     1)   Amount Previously Paid:

     2)   Form, Schedule or Registration Statement No.:

     3)   Filing Party:

     4)   Date Filed:

Dated: April 7, 1995

                    TOSCO CORPORATION


            Notice of Annual Meeting of Stockholders
                      to be held May 18, 1995



     NOTICE IS HEREBY GIVEN that the Annual Meeting of
Stockholders of Tosco Corporation ("Tosco") will be held at The Sheraton Stamford Hotel, One First Stamford Place, Stamford,
Connecticut on May 18, 1995 at 10:00 o'clock in the morning for the following purposes:

 I.   To elect eight (8) Directors of Tosco.

 II. To amend the Tosco Corporation 1992 Stock Incentive Plan.

 III. To ratify and approve the appointment of Coopers & Lybrand
L.L.P. as independent accountants of Tosco for the fiscal year ending December 31, 1995.

 IV. To transact such other business as may properly come before the meeting, or any adjournment thereof.

Stockholders of record at the close of business on March 31, 1995 shall be entitled to vote at the meeting.

 By order of the Board of Directors,


Wilkes McClave III
  Secretary

Dated:   April 7, 1995
 Stamford, Connecticut


IMPORTANT: Please fill in, date, sign and mail promptly the enclosed Proxy in the postage-paid envelope provided in order to assure that your shares are represented at the meeting.

If you attend the meeting you may vote in person if you wish to do so even though you have sent in your Proxy.


TOSCO CORPORATION
PROXY STATEMENT


     The accompanying Proxy is solicited by the Board of Directors of Tosco Corporation, a Nevada corporation ("Tosco"), for use at the Annual Meeting of Stockholders (the "Annual Meeting") to be held on May 18, 1995 at 10:00 a.m. at The Sheraton Stamford Hotel, One First Stamford Place, Stamford, Connecticut, or any adjournment of the Annual Meeting, at which stockholders of record at the close of business on March 31, 1995 shall be entitled to vote. The cost of solicitation of proxies will be borne by Tosco. Tosco may use the services of its Directors, officers, stockholders of record and others to solicit proxies, personally or by mail or telephone. Arrangements may also be made with brokerage houses and other custodians, nominees, fiduciaries and stockholders of record to forward solicitation material to the beneficial owners of the stock held of record by such persons. Tosco may reimburse such solicitors for reasonable out-of-pocket expenses incurred by them in soliciting, but no compensation will be paid for their services. Tosco has retained Hill and Knowlton, Inc. to assist in the solicitation of proxies for a fee estimated at $12,000 plus out-of-pocket expenses. Any Proxy granted as a result of this solicitation may be revoked at any time before its exercise by granting a subsequently dated Proxy, by attending the Annual Meeting and voting in person or by mailing a notice of revocation to Tosco Corporation, 72 Cummings Point Road, Stamford, Connecticut 06902, Attention: Secretary.

   The date of this Proxy Statement is the approximate date on which this Proxy Statement and accompanying Proxy were first sent or given to stockholders.

   The principal executive offices of Tosco are located at 72
Cummings Point Road, Stamford, Connecticut 06902.

   On March 31, 1995, Tosco had outstanding and entitled to vote with respect to all matters to be acted upon at the Annual Meeting 37,049,859 shares of Common Stock, par value $.75 per share ("Common Stock"). Each holder of Common
Stock will be entitled to one vote for each share of Common Stock held by such holder. The presence of holders representing a majority of the outstanding shares will constitute a quorum at the meeting. Abstentions are counted for purposes of determining the presence or absence of a quorum for the transaction of business. Abstentions and broker non-votes are not counted in determining the votes cast with respect to any of the matters submitted to a vote of stockholders.

   It is expected that the following business will be considered at the Annual Meeting and action taken thereon:



                I.  ELECTION OF DIRECTORS


        It is proposed to elect eight (8) Directors at the Annual Meeting to hold office until the 1996 Annual Meeting of Stockholders and until their successors are duly elected and qualify. It is intended that the accompanying form of Proxy will be voted for the nominees set forth below, each of whom is presently a Director of Tosco. To be elected as a director, each nominee must receive the affirmative vote of the holders of a plurality of the stock of Tosco voted for directors. If some unexpected occurrence should make necessary, in the Board of Directors' judgment, the substitution of some other person or persons for any of the nominees, shares will be voted for such other person or persons as the Board of Directors may select. The Board of Directors is not aware that any nominee will be unable or unwilling to serve as a Director. The following table sets forth certain information with respect to each of the nominees.


NOMINEES FOR ELECTION

                          Served
                           as a
                          Director   Principal Occupation
Name                Age    Since     and Positions Held
Jefferson F. Allen  49    1990   Executive Vice President and Chief Financial Officer of Tosco since June 1990;
                                  Treasurer of Tosco since July 1990; various positions, including Chairman and CEO, with Comfed Bancorp, Inc. and related entities from November 1988 to June 1990.

Joseph B. Carr   76  1993       Business Executive; Former Chairman & Chief Executive Officer, Carr & McDonnell;  Chairman
                                  Eurogolf Travel; Former Director, Allied Irish Bank, The Friends Provident Insurance
                                  Company, and the British & Irish Steampacket Company.

Houston I. Flournoy   65   1978   Special Assistant to the President for Governmental Affairs, University of Southern
                                  California (USC), for a period in excess of five years and Professor of Public
                                  Administration, USC, from 1976 to 1993.

Clarence G. Frame     76   1978  Business consultant; Chairman of the Board of Directors of Tosco from 1984 to 1989;
                                  Chief Executive Officer of Tosco from August 1986 to December 1989;  President of
                                  Tosco from September 1986 to January 1987 and from June 1989 to October 1989.

Edmund A. Hajim       58  1991   Chairman and Chief Executive Officer of Furman Selz Incorporated since October 1983;
                                  Managing Director and member of the Board of Directors of Lehman Brothers Kuhn Loeb
                                  prior to 1983.

Joseph P. Ingrassia  70    1991 Petroleum consultant to E. T. Petroleum Inc. since January 1, 1992;  Petroleum consultant to Saudi Petroleum International Inc. from 1988 to 1992; Managing
                                  Director Norbec Ltd. from 1983 to 1988.

Charles J. Luellen  65   1992 Retired Executive; President and Chief Operating Officer of Ashland Oil, Inc. from March
                                  1986 to January 1992.

Thomas D. O'Malley  53    1988 Chairman of the Board and Chief Executive Officer of Tosco since January 1990;
                                  President of Tosco since 1993 and from October 1989 to May 1990; Chairman and Chief
                                  Executive Officer of Argus Investments, Inc. since July 1988 and Argus Energy
                                  Corporation since December 1987; Vice Chairman of Salomon Inc. from 1983 to December
                                  1986.

   Mr. Flournoy is a director of Fremont General Corporation and Lockheed Martin Inc. Mr. Frame is a director of Chicago
Milwaukee Corporation, the Milwaukee Land Company,  IPI
Inc. and Independence One and Voyageur Funds. Mr. Luellen is a director of National Convenience Stores, Inc. Mr. Hajim is a director of NFO Corporation.

   Tosco's Board of Directors has a Committee on Audit, Ethics and Conflicts of Interest (the "Audit Committee"), consisting of Messrs. Carr, Flournoy, Frame, Ingrassia and Luellen, a Compensation Committee consisting of Messrs. Flournoy, Hajim and Luellen, an Executive Committee consisting of Messrs. Allen, Ingrassia, and O'Malley, a Business Affairs Committee consisting of Messrs. Carr, Ingrassia, Luellen and O'Malley, a Government & Regulatory Affairs Committee consisting of Messrs. Flournoy, Frame and Allen and a Nominating Committee consisting of Messrs. Hajim, Ingrassia, and O'Malley. The Audit Committee's functions include recommending to the Board of Directors the engaging and discharging of the independent accountants, reviewing with the independent accountants the plan and results of the audit engagement, reviewing the scope and results of Tosco's procedures for internal auditing, reviewing the independence of the accountants, and reviewing the adequacy of Tosco's system of internal accounting controls. The
Compensation Committee is responsible for reviewing and setting the compensation of Tosco's management, and considering, recommending, and administering its cash incentive and long-term stock incentive plans. The Nominating
Committee's functions include reviewing potential nominees for the Board of Directors and recommending the annual slate of nominees for election to the Board of Directors.

   During 1994, there were seven meetings of the Board of Directors, three meetings of the Audit Committee, five meetings of the Compensation Committee, and three meetings of the Nominating Committee. During 1994, each of the Directors then in office attended in excess of 75% of the aggregate of the total number of meetings of the Board of Directors and the total number of meetings of all committees on which he served.

   Tosco is not aware of any family relationship between any Director or executive officer.


Stock Ownership of Officers and Directors

   The following table sets forth the number of shares of Common Stock of Tosco beneficially owned by each Director, by each of the five most highly compensated executive officers and by all executive officers and Directors as a group at March 1, 1995, and the percentage of the outstanding shares of Common Stock so owned by each Director, executive officer, and such group.

                            Amount and
                             nature of
                             beneficial       Percent of
Name                         ownership            Class
Jefferson F. Allen           200,291(1)              *
Joseph B. Carr                24,000(2)              *
James M. Cleary              137,513(3)              *
Houston I. Flournoy          24,516 (4)              *
Clarence G. Frame            35,216 (5)              *
Edmund A. Hajim              30,000 (6)              *
Joseph P. Ingrassia          24,500 (7)              *
Robert J. Lavinia            110,000(8)              *
Charles J. Luellen           25,000 (9)              *
Thomas D. O'Malley           1,552,835(10)        4.15%
Dwight L. Wiggins              100,400(11)           *

All executive officers
and Directors
(14 persons,
including those
listed above)                2,566,063(12)        6.68%
_________________________

*   Represents less than 1% of the outstanding shares of Common Stock.

(1) Consists of 5,291 shares of Common Stock, options to purchase 165,000 shares of Common Stock under the 1989 Stock
Incentive Plan (the "1989 Plan"), and options to purchase 30,000 shares of Common Stock under the 1992 Stock Incentive Plan (the
"1992 Plan").

(2) Consists of options to purchase 24,000 shares of Common
Stock under the 1989 Plan.

(3) Consists of 10,413 shares of Common Stock, options to purchase 30,100, 55,000 and 42,000 shares of Common Stock under the Long Term Incentive Plan of 1979 (the "LTIP"), the
1989 Plan and the 1992 Plan, respectively.

(4) Consists of 516 shares of Common Stock and options to purchase 24,000 shares of Common Stock under the 1989 Plan.

(5) Consists of 11,216 shares of Common Stock and options to purchase 24,000 shares of Common Stock under the 1989 Plan.

(6) Consists of 6,000 shares of Common Stock and options to purchase 24,000 shares of Common Stock under the 1989 Plan.

(7) Consists of 500 shares of Common Stock and options to purchase 24,000 shares of Common Stock under the 1989 Plan.

(8) Consists of options to purchase 25,000 and 85,000 shares of Common Stock under the 1989 Plan and 1992 Plan, respectively.

(9) Consists of 1,000 shares of Common Stock and options to purchase 24,000 shares of Common Stock under the 1989 Plan.

(10) Consists of 970,620 shares of Common Stock and options to purchase 350,000 and 50,000 shares of Common Stock under the 1989 Plan and the 1992 Plan, respectively, and 9,999 shares of Common Stock owned by Mr. O'Malley's wife. In addition, the shares listed in the table include 73,865 shares held by Argus Energy Corporation, and 98,351 shares held by Argus Investments, Inc., of which Mr. O'Malley is the sole shareholder. Mr. O'Malley disclaims beneficial ownership of the 9,999 shares of Common Stock owned by his wife.

(11) Consists of 400 shares of Common Stock and options to purchase 25,000 and 75,000 shares of Common Stock under the 1989 Plan and the 1992 Plan, respectively.

(12) Consists of 1,022,415 shares of Common Stock, and options to purchase 40,100, 924,000 and 397,333 shares of Common
Stock under the LTIP, the 1989 Plan and the 1992 Plan, respectively. In addition, the shares listed include the shares held by Argus Energy and Argus Investments as well as Mr.
O'Malley's wife.

Compliance with Section 16(a) of the Securities Exchange Act of 1934 Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), requires Tosco's Directors, executive officers and holders of more than 10% of Tosco's Common Stock to file with the Securities and Exchange Commission initial reports of ownership and reports of changes in ownership of Common Stock and other equity securities of Tosco. Tosco believes that during the fiscal year ended December 31, 1994, its officers, directors, and holders of more than 10% of Tosco's Common Stock complied with all Section 16(a) filing requirements.

                          EXECUTIVE COMPENSATION

Summary Compensation Table

 The summary Compensation Table shows certain compensation information for Thomas D. O'Malley, the Chief Executive Officer of Tosco, and for the four other most highly compensated executive officers of Tosco for the year ended December 31, 1994. The information includes the dollar amount of salaries, bonuses and other compensation for these officers as well as the number of stock options granted.

                                                     SUMMARY COMPENSATION TABLE

                          Annual Compensation           Long Term Compensation
                                                         Awards     Payouts

Name and
                                                Other                            All
                                                Annual  Restricted                Other
                                                Compen-  Stock     Options  LTIP  Compen-
Principal                                       sation  Award(s)  /SARs   Payouts sation
Position          Year  Salary ($)   Bonus ($)  ($)     ($)       (#)      ($)     ($)
Thomas D. O'Malley 1994  500,000      975,000                      25,000           83,604 (1)
Chairman, CEO and  1993  500,000    1,526,000                      25,000           82,159 (2)
President          1992  500,000      298,148                     100,000

Jefferson F. Allen 1994  300,000      438,750                      15,000           54,328 (1)
Executive Vice
President,         1993  300,000      687,000                      15,000           55,862 (2)
Treasurer,
and Chief          1992  298,000      134,167                      50,000
Financial
Officer

James M. Cleary    1994  300,000      146,250                      10,000            36,973 (1)
Senior Vice
President          1993  300,000      424,688                      12,000            40,452 (2)
                   1992  300,000      205,200                      20,000

Robert J. Lavinia  1994  300,000      886,750 (3)                  25,000            134,621 (1)
Senior Vice
President          1993  300,000      299,453                      75,000             50,702 (2)

Dwight L. Wiggins  1994  300,000      146,250                      25,000              9,825 (1)
Senior Vice
President          1993  300,000      399,453                      50,000              10,898 (2)


______________
1    All other compensation consists of the following:  (a)
contributions pursuant to Tosco's Capital Accumulation Plan for
Messrs. Allen, Cleary, Lavinia, O'Malley, and Wiggins in the
amounts of $17,255, $12,000, $9,755, $17,255 and $9,429,
respectively, (b) the value of certain premiums paid by Tosco under a split dollar life arrangement for Messrs. Allen,
Cleary and O'Malley in the amounts of $35,768, $23,668 and
$64,189, respectively, (c) group term life insurance benefits of $1,305, $1,305, $696, $2,160, and $396 for Messrs. Allen,
Cleary, Lavinia, O'Malley, and Wiggins, respectively,and (d)
a $124,170 relocation allowance for Mr. Lavinia.
2    All other compensation consists of the following:  (a)
contributions pursuant to Tosco's Capital Accumulation Plan for
Messrs. Allen, Cleary, Lavinia, O'Malley, and Wiggins in the
amounts of $22,259, $17,295, $8,007, $22,259 and $10,611,
respectively, (b) the value of certain premiums paid by Tosco under a split dollar life arrangement for Messrs. Allen,
Cleary and O'Malley in the amounts of $32,298, $21,852 and
$57,740, respectively, (c) group term life insurance benefits of $1,305, $1,305, $1,305, $2,160, and $287 for Messrs. Allen,
Cleary, Lavinia, O'Malley, and Wiggins, respectively, and
(d) a $41,390 relocation allowance for Mr. Lavinia.
3    Mr. Lavinia's bonus for 1994 includes a $250,000 employment bonus in connection with his employment as president of Tosco
Northwest Company.


Agreements with Officers and Directors

Tosco has severance agreements (the "Agreements") with Messrs. Cleary, Lavinia, and Wiggins, which provide that if an executive's employment is terminated by Tosco without cause, or upon a change of control of Tosco, or is terminated by the executive for good reason, as all such terms are defined in the Agreements and as set forth below, then the executive shall be entitled to a lump sum severance payment and all of the terminated executives' options or restricted shares, if any, which are not then vested shall vest immediately and all such restrictions shall lapse.
In the event of a Change of Control, Tosco may elect to continue the executive's employment for a specified period.
If Tosco elects to continue the executive's employment, but the executive refuses such employment, the executive will not receive any lump sum payment. If Tosco elects to continue the executive's employment and the executive agrees, then at the expiration of the specified period Tosco will pay the executive 75% of the lump sum payment if Tosco and the executive are unable to agree as to further employment. The lump sum severance payments for Messrs. Cleary and Lavinia are 24 months of their base salary at the time of termination and for Mr. Wiggins is 36 months of his base salary at the time of termination, dropping to 24 months of his base salary on the third anniversary of the agreement. At March 1, 1995, and based upon salary levels currently in effect, in the event
Tosco had caused their employments to be terminated or upon a change of control, Messrs. Cleary, Lavinia, and Wiggins would have been entitled pursuant to the Agreements to receive a lump sum of approximately $600,000, $600,000 and $900,000, respectively, together with the accelerated vesting of their options. The Agreements have a one-year term, but will be automatically renewed for successive one-year terms unless Tosco notifies the executive at least six months prior to any renewal date.
Such notification by Tosco shall entitle the executive to terminate his employment for Good Reason and shall be deemed to be a termination without Cause if the executive's employment terminates before the end of the Agreement. The Agreements further provide that under certain circumstances payments thereunder are subject to reduction in order to ensure that such payments (including any other payments pursuant to any other plans, arrangements or agreements with Tosco) will be deductible by Tosco under the Internal Revenue Code of 1986, as amended (the "Code"), and will not be deemed to be excess parachute payments under the Code. Such reduction in payments may be waived by the Board of Directors. As used in the Agreements, the following terms generally have the following meanings: Cause means material and intentional failure to perform his duties, fraud, misappropriation of property or intentional damage to Tosco's property; Good Reason means a reduction in base annual compensation or a significant reduction in the nature of employment; and Change in Control means a person or group of persons become the beneficial owner of more than 50% of Tosco's Common
Stock, stockholders approve a merger of Tosco into another entity or a change in the composition of a majority of the members of the Board of Directors.

In May 1990 Tosco entered into Agreements with Messrs. O'Malley and Allen which provide for a lump sum payment equal to 24 months of their annual compensation (including a monthly amount equal to the average of bonuses paid during the previous three years) at the time of termination.
Effective December 1992, such Agreements were amended to reduce the applicable payment to 30 months of base salary (excluding bonuses). The Agreements of Messrs. Allen and O'Malley were restated effective January 1993. At March
1, 1995, and based on salary levels currently in effect, Messrs. Allen and O'Malley would have been entitled pursuant to their Agreements to receive lump sums of approximately $750,000 and $1,250,000, respectively, together with the accelerated vesting of their options.

In 1994, each Director who was not also an officer of Tosco was paid a fee of $25,000 per year (changed to $30,000 effective January 1, 1995) (or pro rata portion thereof for period of service as a Director) plus $1,000 for each
Board of Directors meeting attended and $1,000 for each committee meeting attended, provided such committee meeting was not held on the same day as a Board of Directors meeting. Prior to May 1994, Directors who were not officers provided services, at the Corporation's request, to the Corporation in their areas of expertise, for which they were compensated at the rate paid for attending Board
meetings.   During 1994, such fees were $3,000, $3,000,
$1,000, $0, $5,000 and $2,000 for Messrs. Carr,  Flournoy,
Frame, Hajim, Ingrassia and Luellen, respectively.

In 1991, Tosco created the Directors' Charitable Award Program (the "Program") which allows each Director to recommend a donation to educational institutions and/or charitable organizations designated by them. The Program is funded by joint life insurance policies of which Tosco is the sole owner and beneficiary, with each policy insuring the lives of two eligible Directors. Tosco pays all premiums due and at the time of the death of the second of the two Directors, receives a tax-free death benefit of approximately $2 million, thereby recovering the costs of the Program. Tosco will make charitable contributions in the name of each director, within ten years following the Director's death, to the institution(s) designated by the Director. The Directors may recommend one organization to receive a donation of $1 million, or two or more organizations to receive $1 million in the aggregate.

After five years of service as a Director, Tosco Directors who are not employees are eligible to participate in a retirement plan. The Plan generally provides that upon the later of age 65 or retirement, an annual retirement benefit equal to annual retainer fees in effect at the time of retirement will be paid. One year of retirement payments for each year of Board service, up to a maximum of 20 years, is provided. Upon the Director's death, remaining payments will continue to the spouse during the period of her life, subject to the maximum set forth above. A Director may elect to receive such retirement benefits as an actuarially equivalent lump sum.

Pension Plans

The following table shows the estimated annual benefits payable to participants upon retirement under the Tosco Pension
Plan (the "Pension Plan"). The covered compensation consists of the salary, but not the bonus, reported in the Summary Compensation Table. Of Tosco's five highest paid executives, Messrs. Cleary, Lavinia and Wiggins are participants in the Pension Plan.

                             Pension Plan Table
                        Estimated Annual Retirement Benefits

Final         _____________Years of Service_____________
3-year
Avg. Comp.    10     15       20        25      30        35
$300,000    $34,256  $52,067  $69,878  $87,571  $104,207  $110,124
350,000      34,256   52,067   69,878   87,571   104,207   110,124
400,000      34,256   52,067   69,878   87,571   104,207   110,124
450,000      34,256   52,067   69,878   87,571   104,207   110,124
500,000      34,256   52,067   69,878   87,571   104,207   110,124
550,000      34,256   52,067   69,878   87,571   104,207   110,124
600,000      34,256   52,067   69,878   87,571   104,207   110,124

   For 1993, no more than $235,840 of cash compensation, excluding bonuses, may be taken into account in calculating benefits payable under the Pension Plan. The cash compensation limit was reduced to $150,000 in 1994 and 1995 by federal law but accrued benefits as of December 31, 1993 are not affected. Benefits shown in the table are single life annuities payable at age 65. Pension benefits, which are integrated with Social Security benefits, will be reduced for amounts payable under prior Tosco pension plans or predecessor employer plans. Messrs. Cleary, Lavinia and Wiggins have 14, 2, and 29 years of credited service under the Pension Plan.

In 1990, Tosco adopted a Senior Executive Retirement Plan
("SERP") to provide retirement benefits to selected senior executives and their beneficiaries. Messrs. Allen, Cleary, Lavinia, O'Malley and Wiggins are eligible for benefits under the SERP. The table that follows shows the estimated annual benefits payable under the SERP.

                                 SERP Table

Final        _____________Years of Service_____________
3-year
Avg. Comp.  10      15        20       25      30         35
$300,000   $135,000 $180,000 $180,000 $180,000 $180,000  $180,000
350,000     157,500  210,000  210,000  210,000  210,000   210,000
400,000     180,000  240,000  240,000  240,000  240,000   240,000
450,000     202,500  270,000  270,000 270,000   270,000   270,000
500,000     225,000  300,000  300,000 300,000   300,000   300,000
550,000     247,500  330,000  330,000 330,000   330,000   330,000
600,000     270,000  360,000  360,000 360,000   360,000   360,000
632,000     284,000  379,000  379,000 379,000   379,000   379,000


   Benefits shown are life annuities payable at age 65 and are based on a percentage of eligible compensation. SERP benefits are reduced by the amount of benefits payable under the Tosco Pension Plan, or, if applicable, certain predecessor employer plans. Eligible compensation is the average of base pay plus incentive compensation (limited to an aggregate maximum of $600,000 as increased by the Consumer Price Index commencing January 1, 1994, currently estimated to be $632,000 for 1995) during the highest three-consecutive calendar years of employment after January 1, 1990. Normal retirement age is 65 with early retirement benefits (reduced by 1% for each year preceding age 65) commencing at age 55 and three years of service. There is no reduction if age plus years of service equal or exceed 75 at date of retirement.

   Messrs. Allen, Cleary and O'Malley have five years of credited service while Messrs. Lavinia and Wiggins each have one year of credited service under the SERP as of December 31, 1994.

Certain Relationships and Related Transactions

   Since 1987, Tosco has entered into indemnity agreements (the "Indemnity Agreements") with its Directors and certain of its officers (collectively, the "Indemnitees") which provide for Tosco to indemnify the Indemnitees against expenses incurred by the Indemnitees in any proceedings which may be maintained against them by reason of any action or omission to act by any Indemnitee in his capacity as a Director, officer, employee, agent or fiduciary of Tosco. Tosco's obligations are subject to certain limitations, including the limitation that no payment will be made which is prohibited by applicable law. The Indemnity Agreements provide for the advancement of expenses incurred by Indemnitees in advance of the final disposition of any proceedings and require Tosco to establish a trust (the "Trust") for the benefit of the Indemnitees. In the event of a Change in Control (as defined in the Indemnity Agreements), Tosco will, from time to time upon written request of an Indemnitee, fund the Trust in an amount sufficient to satisfy any and all expenses reasonably anticipated to be incurred in connection with any proceedings. Change in Control is defined to include the following events: (a) Tosco would be required to report a change in control under the Securities Exchange
Act of 1934; (b) any person becomes the beneficial owner of 20% or more of the voting power of Tosco's outstanding stock without the approval of Tosco's Board of Directors; (c) Tosco is a party to a merger, consolidation or sale of assets;
(d) certain changes in the composition of Tosco's Board of Directors; or (e) a person who owns 9.5% or more of the voting power of Tosco's stock increases his beneficial ownership by 5% or more.

   As of December 31, 1994, Tosco was obligated under a lease for approximately 12,654 square feet of office space in a building in Stamford, Connecticut owned by an entity in which Mr. O'Malley holds a minority economic interest. The lease expires April 30, 1997 unless sooner terminated in accordance with its terms. Continental-Tosco Limited Partnership ("CTLP"), of which Tosco owned approximately 48% during 1993, entered into a lease, expiring September 30, 1995, for approximately 7,256 square feet of space in the same building.

Tosco no longer owns an interest in CTLP and has no direct or indirect obligation with respect to the lease. The monthly base rents, excluding utilities, paid by Tosco and CTLP under the leases were approximately $16,905 and $13,301 respectively. The monthly rents were determined to be generally at market rates for similar buildings and locations at the time they were entered into and are at the lowest per square foot rates of any tenants in the building for comparable space. Tosco may terminate its lease at any time upon payment of specified amounts.

Compensation Committee Interlocks and Insider Participation

   The members of the Compensation Committee, which consists of Messrs. Flournoy, Hajim and Luellen, have entered into the Indemnity Agreements discussed under "Certain Relationships and Related Transactions". The Indemnity Agreements provide for Tosco to indemnify the Indemnitees against expenses incurred by the Indemnitees in any proceedings which may be maintained against them by reason of any action or omission to act by any Indemnitee in his capacity as a director, officer, employee, agent or fiduciary of Tosco. Tosco's obligations are subject to certain limitations, including the limitation that no payment will be made which is prohibited by applicable law. The Indemnity Agreements provide for the advancement of expenses incurred by Indemnitees in advance of the final disposition of any proceedings and require Tosco to establish the Trust for the benefit of the Indemnitees. In the event of a Change in Control (as defined in the Indemnity Agreements), Tosco will, from time to time upon written request of any Indemnitee, fund the Trust in an amount sufficient to satisfy any and all expenses reasonably anticipated to be incurred in connection with any precedents.

                         OPTIONS GRANTS IN 1994



                                         Percent  of
                                            Total
                                           Options
                                          Granted to                                  Grant Date
                            Options     Employees     Exercise                         Value (1)
                            Granted     in Fiscal     Price        Expiration         Grant Date
       Name                   (#)         Year        ($/Sh)       Date (2)          Present Value
Thomas D. O'Malley          25,000         5.53%      $29.250   January 18, 2004      $157,560
Jefferson F. Allen          15,000         3.32%      $29.250   January 18, 2004      $ 94,536
James M. Cleary             10,000         2.21%      $29.250   January 18, 2004      $ 63,024
Robert J. Lavinia           25,000         5.53%      $29.250   January 18, 2004      $157,560
Dwight L. Wiggins           25,000         5.53%      $29.250   January 18, 2004      $157,560


(1) The grant date present value per option was calculated using a modified Black Scholes American Options Pricing Model, then adjusted to reflect the risk of forfeiture.
Assumptions underlying the Black-Scholes valuation were as
follows:
    1-   Expected Time to Exercise = 5.922 years, based on
option vesting periods (3 years for all 1994 grants) plus 2.922 years (the average duration between the time employee options became exercisable and actual exercise by the option holders during 1990 - 1994);
    2- Expected Dividend Yield = 2.051% for options granted on
January 19,  based on an expected   annual cash dividend
divided by the stock price on the date of grant;
3- Risk-free rate of return = 5.241% for options granted on January 19, 1995 based on grant date U.S. government bond interest rates reported by the U.S. Federal Reserve, adjusted to reflect a 5.922 year time to maturity.
    4- Expected Volatility = 30.15%, the standard deviation of Tosco Corporation common stock during 1990 - 1994. Based on these inputs, the Black- Scholes value per option was $9.004 for options granted on January 19. These values were then adjusted for the risk of forfeiture. The forfeiture risk factor applied to the Black-Scholes values was 70.00%; i.e., the Black-Scholes values were multiplied by 70.00% before the values shown were calculated. This figure reflects an average annual forfeiture of 5.85% of all options outstanding, compounded over the 5.922 year expected time to exercise. 5.85% was the annualized weighted-average occurrence of cancellations for Tosco employee options during 1990 - 1994.

(2) These options may not be exercised prior to one year from the date of grant and may be exercised 33 1/3% per year thereafter, subject to acceleration upon the occurence of certain events.


              Aggregated Option/SAR Exercises in 1994 and December 31, 1994 Option/SAR Values




                                                                Value of Unexercised
                                    Number of Unexercised        in-the-Money
                  Shares              Options/SARs at          Options/SARs at
                Acquired      Value       December 31, 1994     December 31, 1994
 Name           On Exercise   Realized    Exercisable    Unexercisable  Exercisable   Unexercisable
Thomas D. O'Malley                         300,000        75,000        $1,990,938    $ 146,875

Jefferson F. Allen                         138,333        41,667           869,604       85,833

James M. Cleary    13,333       $259,994    92,433        24,667           791,419       42,750

Robert J. Lavinia                           25,000        75,000           164,583      329,167

Dwight L. Wiggins                           16,667        58,333           123,958      247,917

                                           572,433       274,667        $3,940,502     $852,542


Tosco Performance

   The following graph shows a five year comparison of cumulative total returns for Tosco, the Standard & Poor's ("S&P") 500 Composite Stock Price Index and an index of peer companies selected by Tosco. The graph assumes that the value of the investment in Tosco's Common Stock and each index was $100 at January 1, 1990 and that all dividends were reinvested.


GRAPH GOES HERE

           1989      1990      1991       1992        1993      1994
TOSCO      $100.00  $68.04    $119.55     $ 98.17      $142.78   $145.79
PEER GRP.  $100.00  $75.59    $ 92.07     $ 80.80      $101.42   $103.68
S&P 500    $100.00  $96.88    $126.42     $136.08      $149.80   $151.78


   Peer Group includes Ashland Oil, Crown Central, Diamond
Shamrock, Tesoro Petroleum, and Valero Energy.  Assumes
$100 invested January 1, 1990 in Tosco Common Stock, an Index of stock in peer group companies (weighted by market capitalization) and the S&P 500 Index. Assumes reinvested dividends. Fiscal year ends December 31.


COMPENSATION COMMITTEE REPORT ON EXECUTIVE COMPENSATION

   The Compensation Committee, which consists entirely of Directors who are not employees of Tosco, reviews and approves all remuneration arrangements for Tosco's executive officers, Directors and certain other employees, and reviews and approves compensation plans in which officers and employees are eligible to participate. The Committee met five times during 1994. Tosco's philosophy for compensating executive officers is that a substantial portion of the executive's compensation should be incentive based and determined by Tosco's and the executive's performance. The policy is designed to attract, reward, motivate and retain key executives who are capable of achieving Tosco's objectives in a highly competitive industry.

   Tosco's executive compensation program consists of the following key elements: salary based on the Committee's assessment of the individual's level of responsibility, performance, and contributions to Tosco; an annual bonus that is directly related to the performance of the executive's business unit and Tosco as a whole; and grants of stock options designed to motivate individuals to enhance the long-term value of Tosco's stock. The Committee does not allocate a fixed percentage of compensation to each of these three elements, nor does the Committee use specific qualitative or quantitative measures or factors in assessing individual performance, except with respect to the award of bonuses as described below.

   The salaries of key executives and the incentive plans in which they participate are reviewed annually by the Compensation Committee in light of the Committee's assessment of individual performance, contribution to Tosco and level of responsibility. The Committee generally assigns equal weight to each of these factors. Annual base salaries for the executives set forth above were not increased during 1994. The Committee believes Mr. O'Malley's salary reflects his experience and personal contributions to Tosco's performance.

   During 1994 Tosco had four cash incentive plans for executive officers (and certain other employees): the Tosco Refining Company Cash Incentive Plan (the "Avon CIP") for those who work at Tosco Refining Company; the Bayway Refining
Company Cash Incentive Plan (the "Bayway CIP") for those working for Tosco's wholly-owned subsidiary in Linden, New
Jersey; the Tosco Northwest Company Cash Incentive Plan (the "TNW CIP") for those working for Tosco's division based in Seattle, Washington; and the Tosco Corporate Incentive Plan (the "Tosco Corporate Plan"), generally a bonus plan for senior corporate executives who are not participants in the Avon, Bayway, or TNW CIP. Messrs. Allen and O'Malley participate only in the Tosco Corporate Plan. Mr. Cleary participated in the Avon CIP, Mr. Wiggins participated in the Bayway CIP, and Mr. Lavinia participated in the TNW CIP. A substantial portion of the annual bonus of each of Messrs. Cleary, Lavinia, and Wiggins is based directly on the earnings performance of their individual business units, with the remaining portion based on the Tosco Corporate Plan, to foster cooperation among Tosco's various business units. Their total bonuses are determined in accordance with a formula and factors set by the Committee early in the year. The plans provide that no bonuses are payable unless the interest on the Mortgage Bonds is paid when due. The
Avon, Bayway and TNW CIPs are generally designed for members of middle and senior management of each applicable business unit and set forth suggested awards which are computed as a percentage of a participant's base salary, which percentage is dependent upon the particular business unit's pre-tax income. The percentage for executive officers who participate in such plans ranges from 0% to 75% of their base salary, plus a percentage for each $1 million of earnings above a target level for each business unit. The target level is set at the beginning of the year by the Committee in light of each unit's annual budget and anticipated performance. The CIPs provide that awards payable to senior management participants in the CIPs are determined by the Compensation Committee. The Tosco Corporate Plan provides for the payment of a bonus dependent on the per share (common shares plus common share equivalents) pre-tax operating earnings ("OPEPS") of Tosco. For 1994, no bonus was payable under the Tosco Corporate Plan unless OPEPS exceeded
$1.50. For each one dollar (and, on a pro-rata basis, for each fraction thereof) of OPEPS over the first $1.50, a percentage of the executive's annual base salary was paid as cash bonus. The hurdle rate is determined by the Committee at the beginning of the year in light of the Corporation's annual budget and anticipated performance. Annual bonus under the Tosco Corporate Plan is computed in accordance with a formula, the variables of which are the amount of OPEPS, if any, in excess of the hurdle rate and the individual's percentage participation factor. The percentages for executive officers who participate in the Tosco Corporate Plan range from 25% to 100% of their base salary. The percentage for each executive officer is based on the Committee's assessment of the officer's performance, contribution to Tosco and level of responsibility. Messrs. Allen, Cleary, Lavinia, O'Malley, and Wiggins were participants in the Tosco Corporate Plan and the percentage applicable to each of them was 75, 25, 25, 100 and 25, respectively.

Tosco has several stock option plans which are designed to link the interests of executive officers with Tosco's shareholders and provide such executives with an equity interest in Tosco. The options are designed to enhance shareholder values by benefiting executives only if other shareholders of Tosco also benefit. The purpose of the plans is to encourage executives and others to acquire a larger stock ownership and proprietary interest in Tosco and thereby stimulate the active interest of such persons in the development and financial success of Tosco. All options granted in 1994 were granted at the fair market value of Tosco Common Stock on the date of grant and become exercisable over three years commencing one year from the date of grant, and only if the holder is still employed by Tosco (with certain exceptions for severance agreements). The number of options that the Compensation Committee grants to executive officers is based on individual performance and level of responsibility. The Committee generally assigns equal weight to these two factors. In addition, the committee also considers the number of options previously granted to and the total number of options held by such officers. Stock options were the only long-term incentives granted to executive officers in 1994. Since stock options are tied to the future performance of Tosco's Common Stock, they will provide value only if the price of Tosco Common Stock exceeds the exercise price of the options. There is no relationship between the future performance of Tosco and the number of stock options granted.

   Mr. O'Malley's compensation for 1994 was based on the same performance and other criteria as summarized in the preceding paragraphs relative to all executive officers.

   In 1993, the tax laws were amended to limit the deduction a publicly held company is allowed for compensation paid in 1994 and thereafter to the chief executive officer and to the four other most highly compensated executive officers. Generally, amounts paid in excess of $1 million, other than performance-based compensation, may not be deducted. In order to be considered performance-based compensation, one of the criteria imposed by the tax law is that the plan relating to such compensation must be approved by a company's stockholders. The Tosco Corporate Plan was approved by Tosco's stockholders in 1994.

     Compensation Committee
     Houston I. Flournoy
     Edmund A. Hajim
     Charles J. Luellen

II.  PROPOSAL TO AMEND THE 1992 STOCK INCENTIVE PLAN

   At a meeting held on March 13, 1992, the Board of Directors adopted, subject to the approval of stockholders, the 1992 Stock Incentive Plan (the "1992 Plan"), pursuant to which 1,200,000 shares of Common Stock, $.75 par value, may be issued as, or may be the subject of, Incentive Awards (as defined in the 1992 Plan). Stockholders of Tosco approved the 1992 Plan at the Annual Meeting of Stockholders held May 21, 1992. On March 16, 1995, the Board of Directors amended the 1992 Plan, subject to stockholder approval, to increase by 1,000,000 the number of shares of Common Stock which may be issued thereunder from 1,200,000 shares to 2,200,000 shares. The amendment also provides a limitation on the maximum number of shares of Common Stock that may be the subject of stock options and stock appreciation rights granted to any individual during any calendar year and makes certain other changes that are intended to comply with
Section 162(m) of the Internal Revenue Code. A summary of certain pertinent provisions of the 1992 Plan is set forth below.

   The principal purpose of the 1992 Plan is to encourage Tosco's officers, non-employee directors and valued employees and consultants to acquire a larger stock ownership and proprietary interest in Tosco, and thereby stimulate the active interest of such persons in the development and financial success of Tosco.

   Eligibility.   Employees eligible to participate in the 1992
Plan are designated from time to time by the Compensation Committee. Eligible employees are defined as full-time or part-time employees of Tosco and consultants to Tosco whose efforts, as determined by the Compensation Committee, contribute significantly to the performance of Tosco. The 1992 Plan also permits participation by directors of Tosco who are not employees of Tosco or any subsidiary of Tosco.

   Grant of Incentive Awards to Non-Employee Directors. The 1992 Plan fixes the number and terms of Incentive Awards awarded to each Director who is not also an employee of Tosco or any subsidiary (a "Non-employee Director"). The Compensation Committee has no discretion to vary the terms of such Incentive Awards. Each Non-employee Director who has not received an Incentive Award under the 1989 Plan shall be entitled to receive a nonqualified stock option under the 1992 Plan on the date that stockholders of Tosco authorize and approve the 1992 Plan (which was May 21, 1992) or the date an individual first becomes a Non-Employee Director, whichever occurs later. No present Non-employee Director will receive an Incentive Award under the 1992 Plan. Each nonqualified stock option shall entitle the holder to acquire an aggregate of 24,000 shares of Common Stock and shall be exercisable as to one-third of such shares at any time following each of the first three anniversaries of the date of grant of such nonqualified stock option. In connection with the grant of such nonqualified stock option there shall also be granted to the Non-employee Director a stock appreciation right with respect to the same number of shares of Common Stock as are subject to such nonqualified stock option which shall be exercisable to the same extent as the nonqualified stock option. The exercise price for such nonqualified stock option shall be Fair Market Value on the date of grant.

   Upon exercise of the stock appreciation right, the Non-employee Director shall be entitled to receive his payment 50% in cash and 50% in whole shares of Common Stock valued at the Fair Market Value on the date of exercise of the stock appreciation right. Such nonqualified stock option and related stock appreciation right shall have a duration of 10 years from the date of grant. If the holder of the nonqualified stock option and related stock appreciation right would be subject to Section 16(b) of the Exchange Act if the nonqualified stock option and stock appreciation right were exercised within three months of his ceasing to be a Non-Employee Director, the period in which the nonqualified stock option and related stock appreciation right may be exercised shall be extended for an additional four months, but no later than the expiration date of the nonqualified stock option and related stock appreciation right.

   Any Non-employee Director who is entitled to receive an Incentive Award may elect not to receive any Incentive
Awards to which he would otherwise be entitled under the 1992 Plan. Such election shall be made in writing on a form prescribed by the Committee and shall be irrevocable and shall be effective for as long as such individual is a Non-employee Director. Such election shall be made on the date such Non-employee Director first becomes eligible to receive an Incentive Award pursuant to the 1992 Plan.

   Shares of Common Stock Subject to the 1992 Plan. Subject to certain exceptions set forth in the 1992 Plan, the aggregate number of shares of Common Stock that may be issued as, or that may be the subject of, Incentive Awards shall not exceed 2,200,000 and the maximum number of shares of Common Stock that may be the subject of stock options and stock appreciation rights granted to any individual during any calendar year shall not exceed 50,000. The shares to be delivered under the 1992 Plan will be made available, at the discretion of the Board of Directors or the Compensation Committee, either from authorized but unissued shares of Common Stock or from previously issued shares of Common Stock which have been or may be reacquired by Tosco, including shares purchased in the open market.

   The following is a summary of certain general provisions of the 1992 Plan:

   Types of Incentive Awards. The Compensation Committee may grant awards under the 1992 Plan in the form of stock options, restricted stock awards and/or stock appreciation rights. Stock options may be granted as "incentive stock options" (as defined under Section 422 of the Internal Revenue
Code), or as nonqualified stock options.

Terms and Conditions of Stock Options. The purchase price of Common Stock issuable upon the exercise of nonqualified stock options ("the exercise price") will be determined by the Compensation Committee based on various factors, including the achievement of preestablished performance objectives by the recipient of the option, and may be less than the Fair Market Value of Common Stock on the date of grant. Stock options may be exercised as determined by the Compensation Committee but in no event after ten years and one day from the date of grant in the case of nonqualified stock options (including "performance options"), and ten years from the date of grant in the case of incentive stock options. The 1992 Plan further provides that the aggregate Fair Market Value (determined at the time the option is granted) of the Common Stock with respect to which incentive stock options are exercisable for the first time by a participant during any calendar year (under all stock plans of Tosco and its subsidiaries) shall not exceed $100,000;
to the extent that such limitation is exceeded, such stock options shall be treated as non-qualified stock options.

   The exercise of a stock option shall result in the cancellation of the stock appreciation right to which it relates with respect to the same number of shares of Common Stock as to which the stock option was exercised.

   Terms and Conditions of Stock Appreciation Rights. A "stock appreciation right" is the right to receive an amount equal to the excess of the Fair Market Value of a share of Common Stock on the date of exercise over the Fair Market
Value of a share of Common Stock on the date of grant (in the case of a stock appreciation right granted independently of any stock option) or the exercise price of the related stock option (in the case of a stock appreciation right granted "in tandem" with a stock option).

   A stock appreciation right may be granted independently of any stock option or "in tandem" with a stock option
(either at the time of grant or at any time during the term of the stock option). A stock appreciation right granted in tandem with a stock option shall be exercisable or transferable only to the extent that the related stock option is exercisable or transferable.

   The exercise of a stock appreciation right shall result in the cancellation of the stock option to which it relates with respect to the same number of shares of Common Stock as to which the stock appreciation right was exercised. A stock appreciation right granted independently of any stock option shall be exercisable as determined by the Compensation Committee, but in no event after ten years from the date of grant. The Compensation Committee may limit the amount payable upon exercise of a stock appreciation right. Any such limitation shall be determined as of the date of grant and noted on the instrument evidencing the stock appreciation right granted.

   At the discretion of the Compensation Committee (except with respect to Non-employee Directors), payment of the amount payable upon exercise of a stock appreciation right may be made solely in whole shares of Common Stock valued at the Fair Market Value on the date of exercise of the stock appreciation right, or solely in cash, or in a combination of cash and shares.

   No stock appreciation right or stock option granted "in tandem" with a stock appreciation right granted to a person subject to Section 16(b) may be exercised before six months after the date of grant, except in the event that death or disability of the officer or Director occurs before the six-month period expires, at which point such stock appreciation right or stock option shall be exercisable in full.

   Terms and Conditions of Restricted Stock Awards. A "restricted stock award" is the grant of shares of Common Stock or the grant of the right to purchase Common Stock at a price determined by the Compensation Committee. Such Common
Stock, when and if issued, shall be subject to transfer restrictions determined by the Compensation Committee in its sole discretion, and subject to substantial risk of forfeiture unless and until specific conditions established by the Compensation Committee at the time of grant are met. Such conditions may be based on continuing service or achievement of preestablished performance objectives, or both. Unless the holder of a restricted stock award ceases to be an employee of Tosco, the transfer restrictions imposed upon restricted stock awards will lapse in accordance with a schedule or other conditions as are determined by the Compensation Committee. Such holder will have the right to vote the shares of Common Stock received as restricted stock awards, but will not have the right to receive dividends with respect to such shares.

   Merger, Consolidation, Sale of Assets, Dissolution or Liquidation. Upon dissolution or liquidation of Tosco or upon a reorganization, merger, or consolidation of Tosco with one or more corporations as a result of which Tosco is not the surviving corporation, or upon the sale of all or substantially all the assets of Tosco, the Compensation Committee may determine that all Incentive Awards then outstanding under the 1992 Plan will be fully vested and exercisable and all restrictions will immediately cease, unless provisions are make in connection with such transaction for the continuance of the 1992 Plan and the assumption or the substitution for such Incentive Awards of new incentive awards covering the stock of a successor employer corporation, or a parent or subsidiary thereof, with appropriate adjustments as to the number and kind of shares and prices.

Amendment and Termination of the 1992 Plan. The Compensation Committee may amend, suspend or terminate the 1992 Plan at any time, provided that no such amendment shall, without the approval of the stockholders of Tosco, (i) change the class of persons eligible to receive Incentive Awards under the 1992 Plan, (ii) materially increase the benefits under the 1992 Plan, or (iii) increase the number of shares of Common Stock subject to the 1992 Plan or that may be the subject of stock options and stock appreciation rights granted to any individual. The Compensation Committee may not, without the consent of the holder of an Incentive Award, modify the terms and conditions of such Incentive Award in a manner which would adversely affect the rights of such holder.

   Market Value of Common Stock. On April 3, 1995, the closing price of the Common Stock on the New York Stock Exchange was $31 per share.

   Options Granted. Pursuant to the 1992 Plan, all current executive officers as a group as of April 3, 1995 have been granted options to purchase an aggregate of 397,333 shares of Common Stock, all current directors as a group who are not executive officers have been granted no options to purchase shares of Common Stock and all employees as a group have been granted options to purchase an aggregate of 1,191,333 shares of Common Stock.

   Tax Treatment. An individual will not recognize any income upon the grant or exercise of an incentive stock option.
If an individual disposes of shares of Common Stock acquired upon the exercise of an incentive stock option at least two years after the date the option was granted and at least one year after the date the option was exercised, the individual will realize long-term capital gain in an amount equal to the excess, if any, of his selling price over the option exercise price, and Tosco will not be entitled to a tax deduction. If the individual disposes of the shares of Common Stock before the one-year, two-year requirements are met, any gain realized will be taxable as follows: (i) as ordinary income to the extent of the difference between the option exercise price and the lesser of the fair market value of the shares on the date the option was exercised or the amount realized on such disposition, and (ii) as capital gain to the extent of any excess, which gains shall be treated as long-term or short-term capital gain, depending on how long the shares were held. Tosco may claim a deduction for the amount taxable to the individual as ordinary income. The difference between the fair market value of the Common stock at the time of exercise and the option exercise price generally will constitute an item of adjustment for purposes of determining alternative minimum taxable income and may, in the year an incentive stock option is exercised, be subject to the alternative minimum tax.

   If the individual uses shares of Common Stock to pay the option exercise price, (a) the individual's holding period for newly issued shares equal in number to the surrendered shares (the "Exchanged Shares") shall include the period during which the surrendered shares were held, (b) the individual's basis in such Exchanged Shares will be equal to his basis in the surrendered shares, and (c) no gain or loss will be recognized by the employee on the exchange of the surrendered shares for the Exchanged Shares. However, if the individual tenders shares acquired pursuant to the exercise of an incentive stock option prior to the expiration of the one-year, two-year requirements, such tender will constitute a disposition of such shares, and will give rise to a taxable exchange.

The grant of a nonqualified stock option does not result in taxable income to the recipient. An individual normally will recognize ordinary income when the nonqualified stock option is exercised on the difference between the then fair market value of the shares acquired pursuant to the exercise of the option and the option exercise price. Section 83 of the Internal Revenue Code generally provides that, if an individual is subject to Section 16(b) of the Exchange Act, he will not recognize income upon the exercise of a nonqualified stock option until he may sell such shares for a profit without being subject to suit under Section 16(b).
At such time the individual would be subject to tax on the difference between the then fair market value of the shares and the exercise price. Alternatively, an individual who would not otherwise be subject to tax at the time of exercise may file an election with the Internal Revenue Service, within 30 days of exercise, to be taxed at the time of exercise on the difference between the then fair market value of the shares and the exercise price. Any subsequent appreciation in the value of the shares will be taxed when the shares are sold, as either long term or short term capital gain.
Tosco will not be entitled to an income tax deduction with respect to the grant of a stock option or the sale of stock acquired pursuant thereto. Tosco will be permitted a deduction equal to the amount of ordinary income the recipient is required to recognize as a result of the exercise of a nonqualified stock option when such income is recognized by the individual. If any individual uses shares of Common Stock which he owns to pay for the exercise of a nonqualified stock option, (a) the individual's holding period for newly issued shares of Common Stock equal in number to the surrendered shares (the "Exchanged Shares") shall include the period during which the surrendered shares were held,
(b) the individual's basis in such Exchanged shares will be the same as his basis in the surrendered shares, (c) no gain or loss will be realized by the individual on the exchange of the surrendered shares for the Exchanged Shares, and (d) the individual will be subject to ordinary income tax on the fair market value of the shares he receives over and above the Exchanged Shares.

When an individual exercises a stock appreciation right he will recognize ordinary income in an amount equal to the fair market value of the stock and cash received. This amount is tax deductible to Tosco. Section 83 of the Internal
Revenue Code generally provides that, if an individual is subject to Section 16(b) of the Exchange Act, the date of recognition and determination of ordinary income attributable to shares received upon the exercise of a stock appreciation right is delayed until he may sell such shares for a profit without being subject to suit under Section 16(b); however, an individual who would not otherwise be subject to tax at the time of exercise of the stock appreciation right may elect to be taxed as of the date of exercise.

   An individual who receives restricted shares pursuant to the 1992 Plan will be subject to ordinary income tax at the time the restrictions lapse (including any restrictions imposed by Section 16(b) of the Exchange Act) on the difference between the then fair market value of the shares and the price he paid for them. Alternatively, the individual may file an election with the Internal Revenue Service, within 30 days of the date the shares are transferred to him, to be taxed, at ordinary income rates, at the time of transfer on the difference between the then fair market value of the shares and the price he paid for them. Once the shares have been subject to ordinary income tax, any subsequent appreciation in the value of the shares will be taxed only when the shares are sold, as either long term or short term capital gain. Tosco will be permitted a tax deduction when and to the extent any ordinary income is recognized by the individual.

   In addition to the Federal income tax consequences discussed above, Section 280G of the Internal Revenue Code provides that if an officer, stockholder or highly compensated individual receives a payment which is in the nature of compensation and which is contingent upon a change in control of the employer and such payment equals or exceeds three times his or her "base salary" (as hereinafter defined), then any amount received in excess of base salary shall be considered an "excess parachute payment." An individual's "base salary" is equal to his or her average annual compensation over the five-year period (or period of employment, if shorter) ending with the close of the individual's taxable year immediately preceding the taxable year in which the change in control occurs. If the taxpayer establishes, by clear and convincing evidence, that an amount received is reasonable compensation for past or future services, all or a portion of such amount may be deemed not to be an excess parachute payment. If any payments made under the 1992 Plan in connection with a change in control of the Company constitute excess parachute payments with respect to any employee, then in addition to any income tax which would otherwise be owed on such payment, the individual will be subject to an excise tax equal to 20% of such excess parachute payment, and Tosco will not be entitled to any tax deduction to which it otherwise would have been entitled with respect to such excess parachute payment.

   Section 280G provides that payments made pursuant to a contract entered into within one year of the change in control are presumed to be parachute payments unless the individual establishes, by clear and convincing evidence, that such contract was not entered into in contemplation of a change in control. In addition, the General Explanation of the Tax Reform Act of 1984 prepared by the Staff of the Joint Committee on Taxation indicates that the grant of an Incentive Award within one year of the change in control or the acceleration of an Incentive Award because of a change in control may be considered a parachute payment, in an amount equal to the value of the Incentive Award or the value of the accelerated portion of the Incentive Award, as the case may be. Pursuant to proposed regulations issued by the Treasury Department under Section 280G, the acceleration of a nonqualified stock option or stock appreciation right or the vesting of restricted shares because of a change in control is considered a parachute payment in an amount equal to the value of the acceleration or vesting. Even if the grant of an Incentive Award within one year of the change in control or the acceleration or vesting of an Incentive Award is not a parachute payment for purposes of Section 280G, the exercise of a stock option or stock appreciation right granted within one year of the change in control or the exercise of the accelerated portion of a stock option or stock appreciation right may result in a parachute payment, in an amount equal to the excess of the fair market value of the shares received upon exercise of the stock option over the exercise price (or the cash or fair market value of shares received upon the exercise of stock appreciation rights). Payments received for the cancellation of an Incentive Award because of a change in control may also result in parachute payments.

Under Section 162(m) of the Internal Revenue Code, publicly held companies generally may not deduct compensation for certain employees to the extent such compensation exceeds $1 million with respect to an individual employee for the taxable year. The $1 million limitation would apply to Tosco's Chief Executive Officer and the four most highly compensated officers other than the Chief Executive Officer. Compensation which is performance-based (as defined in Section 162(m) and regulations thereunder), however, is not counted as subject to the deductibility limitations of
Section 162(m). Income pursuant to stock options and stock appreciation rights having an exercise price or base value equal to the Fair Market Value of the Common Stock on the date of grant, granted under the 1992 Plan, are intended to permit the full deduction by Tosco, by qualifying such amounts as performance-based compensation and, therefore, exempt from the limitations of Section 162(m). Income pursuant to restricted stock awards would be subject to the deductibility limitations of Section 162(m).

   Effective Date of Amendment and Duration of the 1992 Plan. The amendment to the 1992 Plan is subject to approval by the holders of a majority of the shares of stock of Tosco that vote on the subject at a meeting of stockholders of Tosco duly convened and held prior to March 16, 1996. In the event the amendment to the 1992 Plan is not approved by stockholders of Tosco by such date, the amendment to the 1992 Plan shall be void and of no further force and effect.
No Incentive Awards may be made under the 1992 Plan on or after March 13, 2002.

Vote Required

   Under the Internal Revenue Code, the affirmative vote of the holders of a majority of the shares of stock of Tosco voting on the subject at the Annual Meeting is required to approve the amendment to the 1992 Plan.

   The Board of Directors recommends a vote FOR the authorization and approval of this Proposal II



III.  APPOINTMENT OF INDEPENDENT AUDITORS


   The Board of Directors of Tosco, upon recommendation of the Audit Committee, has selected Coopers & Lybrand L.L.P.
as the independent accountants of Tosco for 1995. Coopers & Lybrand L.L.P. has acted in such capacity since 1977. Stockholders are requested to ratify and approve such appointment. A representative of Coopers & Lybrand L.L.P. is expected to be present at the meeting with the opportunity to make a statement if he or she so desires and to respond to appropriate questions.

   The Board of Directors recommends a vote FOR ratification and approval of the appointment of Coopers & Lybrand L.L.P. as Tosco's auditors.


                    OTHER MATTERS

Certain Security Holdings

   At December 31, 1994, to the knowledge of Tosco, from Statements on Schedule 13G provided to Tosco, beneficial owners of more than 5% of any class of the outstanding voting securities of Tosco were as follows:


                                            Amount and
Title of                                    Nature of
 Class       Name and Address               Beneficial       Percent
             of Beneficial Owner            Ownership*      of Class
Common Stock   FMR Corp.                      5,012,800     13.53%
               82 Devonshire Street           shares (1)
               Boston, Massachusetts 02109

Common Stock   Mellon Bank Corporation        2,039,000     5.50%
               One Mellon Bank Center         shares (2)
               Pittsburgh, Pennsylvania 15258

Common Stock   Spears, Benzak, Salomon &
               Farrell, Inc.                   1,991,562    5.38%
               45 Rockefeller Plaza            shares (3)
               New York, New York     10111

_____________________
*    The beneficial owner of such shares reports that it has sole voting and investment power with respect to such securities, except where otherwise indicated.



(1) According to a Statement on Schedule 13G filed with the Commission on February 13, 1995, such shares are managed by various entities owned, controlled, or affiliated with FMR
Corp. (Fidelity Investments).

(2) According to a Statement on Schedule 13G filed with the Commission on February 13, 1995, voting power with respect to such shares is held by the individual clients of Mellon Bank Corporation.

(3) According to a Statement on Schedule 13G filed with the Commission on February 6, 1995, voting power with respect to such shares is held by the individual clients of Spears, Benzak, Salomon & Farrell, Inc.

Tosco received other Statements on Schedule 13G that reported shareholdings in Tosco Corporation common stock under 5% as of December 31, 1994.

Miscellaneous

   Proposals of stockholders intended to be presented at Tosco's
1996 Annual Meeting of Stockholders must be received by Tosco on or prior to December 8, 1995, to be eligible for inclusion in Tosco's Proxy Statement and form of Proxy to be used in connection with the 1996 Annual Meeting.

The By-Laws of Tosco currently provide that nominations for the election of Directors may be made by a shareholder entitled to vote for the election of Directors provided that (a) such shareholder delivers written notice by first class mail to the Secretary of Tosco not less than 14 days nor more than 50 days prior to any meeting of the shareholders called for the election of Directors (if less than 21 days' notice of the meeting is given to shareholders, the shareholder's written notice may be delivered to the Secretary of Tosco not later than the close of the seventh day following the day on which notice of the meeting was mailed to shareholders); and (b) such written notice contains background information as to each nominee, including (i) the name, age, business address and, if known, residence address of each nominee proposed in such notice, (ii) the principal occupation or employment of each nominee,
(iii) the number of shares of stock of Tosco beneficially owned by each nominee, and (iv) any information with respect to each nominee's affiliation with a competitor of Tosco.

   At the date of this Proxy Statement, the only business which the Board of Directors intends to present or knows that others will present at the meeting is that hereinabove set forth. If any other matter or matters are properly brought before the meeting, or any adjournment thereof, it is the intention of the persons named in the accompanying form of Proxy to vote the Proxy on such matters in accordance with their judgment.

                             Wilkes McClave III
                                   Secretary

                           APPENDIX

                        TOSCO CORPORATION
           Annual Meeting of Stockholders May 18, 1995
         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD
                          OF DIRECTORS


     The undersigned, revoking any proxy heretofore given, hereby appoints Thomas D. O'Malley, Jefferson F. Allen and Wilkes McClave III, or any of them, proxies of the undersigned, with full power of substitution, with respect to all of the shares of stock of TOSCO CORPORATION ("Tosco") which the undersigned is entitled to vote at Tosco's Annual Meeting of Stockholders to be held at The Sheraton Stamford Hotel, One First Stamford Place, Stamford, Connecticut, on Thursday, May 18, 1995 at 10:00 A.M. Eastern Daylight Savings Time, and at any adjournment thereof.

          I. ELECTION OF DIRECTORS:to elect the eight (8) nominees for Director listed below for a term of one year.

     FOR all nominees listed below [ ]WITHHOLD AUTHORITY [ ]
     (except as indicated to the   to vote for all nominees
     contrary below)               listed below

     Jefferson F. Allen, Joseph B. Carr, Houston I. Flournoy,
Clarence G. Frame, Edmund A. Hajim, Joseph P. Ingrassia, Charles
J. Luellen, Thomas D. O'Malley.

(INSTRUCTION: To withhold authority to vote for any individual nominee, write that nominee's name on the space provided below.)




                    II.  Proposal to amend the Tosco Corporation
1992 Stock Incentive Plan.

                 FOR [ ] AGAINST [ ] ABSTAIN [ ]

          III. Proposal to ratify and approve the appointment of Coopers & Lybrand L.L.P. as independent auditors of Tosco for the fiscal year ending December 31, 1995.

                 FOR [ ] AGAINST [ ] ABSTAIN [ ]

          IV. In their discretion, upon any other matters which may properly come before the meeting or any adjournment thereof.

(continued, and to be dated and signed, on the reverse side)

     THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE
MANNER DIRECTED HEREIN BY THE UNDERSIGNED STOCKHOLDER.  IF NO
DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR ALL NOMINEES
LISTED IN PROPOSAL I AND FOR PROPOSALS II and III.

Receipt of the Notice of Annual Meeting and of the Proxy
Statement and Annual Report to Stockholders of Tosco is hereby acknowledged.


                              Dated                       , 1995



                                                          (L.S.)
                              (Signature of Stockholder)



                                                          (L.S.)
                              (Signature of Stockholder)


                              Your signature should appear the
                              same as your name appears hereon.
                              If signing as attorney, executor,
                              administrator, trustee or
                              guardian, please indicate the
                              capacity in which signing.  When
                              signing as joint tenants, all
                              parties to the joint tenancy
                              must sign.  When the proxy is
                              given by a corporation, it should
                              be signed by an authorized
                              officer.


PLEASE DATE, SIGN AND RETURN THIS PROXY PROMPTLY USING THE
ENCLOSED ENVELOPE.